EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EARNINGS (LOSS) PER SHARE

6.    EARNINGS (LOSS) PER SHARE

Net earnings (loss) per share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s common stock and the holders of Class L common stock. Holders of Class L shares contained participation rights in any dividend paid by the Company or upon liquidation of the Company and were entitled to a minimum preferred return of 10% per annum, compounded quarterly.

Net income (loss) available to common shareholders includes the effects of any Class L preference amounts. Net income (loss) available to shareholders is allocated on a pro rata basis to each share as if all of the earnings for the period had been distributed. Diluted net income (loss) per share is calculated using the treasury stock method for all outstanding stock options and the as-converted method for the Class L shares.

The numerator in calculating Class L basic and diluted earnings per share represents changes in the redemption value of the Class L shares during each period.

The weighted average number of Class L shares in the Class L earnings per share calculation represents the weighted average from the beginning of the period up through the date of conversion of the Class L shares into common shares.

The weighted average number of common shares in the common diluted earnings (loss) per share calculation excludes all Class L shares and stock options outstanding during the respective periods, as they would not be dilutive. The weighted average number of Class L shares in the earnings per share calculation excludes all Class L stock options outstanding during the respective periods as they would not be dilutive. The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Net income (loss)—basic and diluted	$15,044	$2,446	$(11,120)	$3,988
Accretion of Class L preference	-	20,299	-	58,401
Accretion of Class L preference for vested options	-	668	-	4,660

Net income (loss) available to common shareholders	$15,044	$(18,521)	$(11,120)	$(59,073)

Allocation of net income (loss) to common stockholders—basic and diluted:
Class L	$-	$20,299	$-	$58,401
Common stock	$15,044	$(18,521)	$(11,120)	$(59,073)

Weighted average number of common shares:
Class L—basic and diluted	-	1,327,115	-	1,325,903
Common stock:
Basic	64,916,558	6,062,664	61,815,607	6,057,128
Diluted	66,831,413	6,062,664	61,815,607	6,057,128

Earnings (loss) per common share:
Class L—basic and diluted	$-	$15.30	$-	$44.05
Common stock:
Basic	$0.23	$(3.05)	$(0.18)	$(9.75)
Diluted	$0.23	$(3.05)	$(0.18)	$(9.75)

Options outstanding to purchase 0.7 million shares of common stock were excluded from diluted earnings per share for the three and nine months ended September 30, 2012, respectively, since their effect was anti-dilutive. Options outstanding to purchase 0.1 million and 4.7 million shares of common stock were excluded from diluted earnings per share for the three and nine months ended September 30, 2013, respectively, since their effect was anti-dilutive, which may be dilutive in varying amounts to future quarterly or year-to-date amounts.

13.    EARNINGS PER SHARE

As the Company has both Class L and Class A common stock outstanding and the Class L common stock has a preference with respect to all liquidation distributions, net (loss) earnings per share is calculated using the two-class method, which requires the allocation of earnings to each class of common stock.

The numerator in calculating Class L basic and diluted earnings per share is the Class L preference amount accrued during the year presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount.

The numerator in calculating Class A basic and diluted earnings per share is an amount equal to consolidated net income less the Class L preference amount and Class L pro rata share amount, if any.

The weighted average number of common shares in the common diluted earnings per share calculation excludes all Class L shares and stock options outstanding during the respective periods, as they would not be dilutive. The weighted average number of Class L shares in the earnings per share calculation excludes all Class L stock options outstanding during the respective periods as they would not be dilutive. The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)

As of December 31, 2010, 2011, and 2012, there were options outstanding to purchase Class A common stock of 0.7 million shares, 0.8 million shares and 0.6 million shares that may be dilutive in the future. As of December 31, 2010, 2011 and 2012, there were options outstanding to purchase 23,719 shares, 23,191 shares and 126,658 shares of Class L common stock that may be dilutive in the future.